Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of debt instruments

	December 31, 2011	December 31, 2010	Weighted Average Stated Interest Rate At December 31, 2011	Estimated Final Maturity
2011 term loan A	$894,837	$—	3.44%	2016
2011 term loan B	1,333,163	—	4.00%	2018
2005 term loan	—	136,062
Revolving credit facility	10,000	—	3.28%	2016
Other(1)	87,715	32,411	Various	Various

Total debt	2,325,715	168,473
Less current debt	(56,695)	(13,903)

Total long-term debt	$2,269,020	$154,570

(1)
This balance includes capital lease obligations (see Note 14) and an equipment financing agreement.

Minimum debt repayment schedule, excluding interest

	Payments Due
	2012	2013	2014	2015	2016	Thereafter
2011 term loan A	$19,837	$82,500	$112,500	$517,500	$162,500	$—
2011 term loan B	—	—	—	—	10,163	1,323,000
Revolving credit facility	—	—	—	—	10,000	—
Other debt	36,858	27,215	17,530	6,058	54	—

	$56,695	$109,715	$130,030	$523,558	$182,717	$1,323,000